Land use rights, net (Tables) (Land use rights)	12 Months Ended
Dec. 31, 2014
Land use rights
Land use rights, net
Schedule of land use rights, net
	As of December 31,
	2013	2014
	RMB	RMB
Land use rights	620,383	1,108,125
Less: Accumulated amortization	(21,530)	(40,872)
Net book value	598,853	1,067,253

Schedule of amortization expenses related to the land use rights for future periods

As of December 31, 2014, amortization expenses related to the land use rights for future periods are estimated to be as follows:

	For the years ended December 31,
	2015	2016	2017	2018	2019	2020 and thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	22,162	22,162	22,162	22,162	22,162	956,443